Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (3,924)	$ (3,982)	$ (521)
Accounts receivable, net	308,285	304,256
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	160,783	195,781
Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	98,484	81,888
Vendor receivables for rebates, branding and other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	14,561	16,536
Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross, current	$ 38,381	$ 14,033